Maturity analysis of assets, liabilities and off-balance sheet commitments	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of financial instruments

16	Financial investments

Carrying amount of financial investments
		2019	2018
	Footnotes	$m	$m
Financial investments measured at fair value through other comprehensive income		357,577	344,767
– treasury and other eligible bills		95,043	96,642
– debt securities		260,536	246,371
– equity securities		1,913	1,657
– other instruments	1	85	97
Debt instruments measured at amortised cost	2	85,735	62,666
– treasury and other eligible bills		10,476	679
– debt securities		75,259	61,987
At 31 Dec		443,312	407,433

1	‘Other instruments’ comprises of loans and advances.

2	Fair value $89.1bn (2018: $62.1bn).

Equity instruments measured at fair value through other comprehensive income
	Fair value	Dividends recognised
Type of equity instruments	$m	$m
Investments required by central institutions	738	22
Business facilitation	1,124	19
Others	51	9
At 31 Dec 2019	1,913	50

Investments required by central institutions	848	34
Business facilitation	758	21
Others	51	9
At 31 Dec 2018	1,657	64

Financial investments at amortised cost and fair value
		2019		2018
		Amortised cost	Fair value[1]	Amortised cost	Fair value[1]
	Footnotes	$m	$m	$m	$m
US Treasury		79,633	80,589	54,941	54,763
US Government agencies	2	26,356	26,387	21,058	20,580
US Government-sponsored entities	2	8,070	8,259	12,867	12,701
UK Government		28,621	28,973	20,576	21,083
Hong Kong Government		47,824	47,820	49,956	49,955
Other governments		140,510	142,511	142,495	144,099
Asset-backed securities	3	2,954	2,889	3,579	3,390
Corporate debt and other securities		101,750	107,364	97,286	98,419
Equities		1,241	1,913	1,353	1,657
At 31 Dec		436,959	446,705	404,111	406,647

1	Included within ‘fair value’ figures are debt securities issued by banks and other financial institutions of $61bn (2018: $56bn), of which $11bn (2018: $8bn) are guaranteed by various governments.

2	Includes securities that are supported by an explicit guarantee issued by the US Government.

3	Excludes asset-backed securities included under US Government agencies and sponsored entities.

Maturities of investments in debt securities at their carrying amount
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years	Total
	$m	$m	$m	$m	$m
Debt securities measured at fair value through other comprehensive income	61,833	123,740	42,831	32,132	260,536
Debt securities measured at amortised cost	5,472	14,395	21,431	33,961	75,259
At 31 Dec 2019	67,305	138,135	64,262	66,093	335,795

Debt securities measured at fair value through other comprehensive income	61,598	124,075	36,194	24,504	246,371
Debt securities measured at amortised cost	2,519	10,086	16,065	33,317	61,987
At 31 Dec 2018	64,117	134,161	52,259	57,821	308,358

Contractual maturities and weighted average yields of investment debt securities
	Up to 1 year		1 to 5 years		5 to 10 years		Over 10 years
	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
	$m	%	$m	%	$m	%	$m	%
Debt securities measured at fair value through other comprehensive income
US Treasury	6,322	2.1	26,834	2.0	18,208	2.0	3,268	2.9
US Government agencies	—	—	79	2.2	1	4.7	15,581	2.6
US Government-sponsored agencies	725	2.8	167	3.1	1,940	2.8	2,191	3.0
UK Government	4,681	1.3	4,393	1.1	4,443	0.2	2,811	2.8
Hong Kong Government	559	1.3	145	1.8	152	3.2	—	—
Other governments	39,144	2.3	54,689	2.8	11,478	1.7	1,862	3.6
Asset-backed securities	18	2.7	1	0.5	325	3.1	2,610	2.2
Corporate debt and other securities	9,735	2.0	34,921	1.8	4,879	2.2	2,795	3.4
Total amortised cost at 31 Dec 2019	61,184		121,229		41,426		31,118
Total carrying value	61,833		123,740		42,831		32,132
Debt securities measured at amortised cost
US Treasury	3,010	1.9	4,879	1.8	2,931	1.9	141	4.2
US Government agencies	—	—	13	3.8	19	3.5	10,286	2.6
US Government-sponsored agencies	—	—	482	2.7	551	2.3	2,015	3.2
Hong Kong Government	10	1.6	20	1.6	9	1.4	—	—
Other governments	128	4.4	552	3.4	487	3.1	832	4.2
Asset-backed securities	—	—	—	—	—	—	2	7.5
Corporate debt and other securities	2,324	3.5	8,449	3.4	17,434	3.3	20,685	3.8
Total amortised cost at 31 Dec 2019	5,472		14,395		21,431		33,961
Total carrying value	5,472		14,395		21,431		33,961
The maturity distributions of ABSs are presented in the above table on the basis of contractual maturity dates. The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended 31 December 2019 by the book amount of debt securities at that date. The yields do not include the effect of related derivatives.
HSBC Holdings

HSBC Holdings carrying amount of financial investments
		2019	2018
	Footnotes	$m	$m
Debt instruments measured at amortised cost	1
– treasury and other eligible bills		10,081	—
– debt securities		6,025	—
At 31 Dec		16,106	—

1	The 2019 period includes $16.1bn (2018: nil) of investments in highly liquid securities.

Financial investments at amortised cost and fair value
	2019		2018
	Amortised cost	Fair value	Amortised cost	Fair value
	$m	$m	$m	$m
US Treasury	16,106	16,121	—	—
US Government agencies	—	—	—	—
US Government-sponsored entities	—	—	—	—
At 31 Dec	16,106	16,121	—	—

Maturities of investments in debt securities at their carrying amount
	Up to 1 year	1 to 5 years	5 to 10 years	Over 10 years	Total
	$m	$m	$m	$m	$m
Debt securities measured at amortised cost	3,010	3,015	—	—	6,025
At 31 Dec 2019	3,010	3,015	—	—	6,025

Debt securities measured at amortised cost	—	—	—	—	—
At 31 Dec 2018	—	—	—	—	—

Contractual maturities and weighted average yields of investment debt securities
	Up to 1 year		1 to 5 years		5 to 10 years		Over 10 years
	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
	$m	%	$m	%	$m	%	$m	%
Debt securities measured at amortised cost
US Treasury	3,010	1.9	3,015	1.7	—	—	—	—
US Government agencies	—	—	—	—	—	—	—	—
US Government-sponsored agencies	—	—	—	—	—	—	—	—
Total amortised cost at 31 Dec 2019	3,010		3,015		—		—
Total carrying value	3,010		3,015		—		—

The weighted average yield for each range of maturities is calculated by dividing the annualised interest income for the year ended 31 December 2019 by the book amount of debt securities at that date. The yields do not include the effect of related derivatives.

24	Financial liabilities designated at fair value

HSBC
		2019	2018
	Footnotes	$m	$m
Deposits by banks and customer accounts	1	17,660	19,003
Liabilities to customers under investment contracts		5,893	5,458
Debt securities in issue (Note 25)		130,364	109,351
Subordinated liabilities (Note 28)		10,130	14,282
Preferred securities (Note 28)		419	411
At 31 Dec		164,466	148,505

1
Structured deposits placed at HSBC Bank USA and HSBC Trust Company (Delaware) National Association are insured by the Federal Deposit Insurance Corporation, a US government agency, up to $250,000 per depositor.

The carrying amount of financial liabilities designated at fair value was $6,120m more than the contractual amount at maturity (2018: $11,496m less). The cumulative amount of change in fair value attributable to changes in credit risk was a loss of $2,877m (2018: loss of $209m).

HSBC Holdings
	2019	2018
	$m	$m
Debt securities in issue (Note 25)	24,687	17,767
Subordinated liabilities (Note 28)	5,616	7,282
At 31 Dec	30,303	25,049
The carrying amount of financial liabilities designated at fair value was $2,227m more than the contractual amount at maturity
(2018: $920m more). The cumulative amount of change in fair value attributable to changes in credit risk was a loss of $1,386m (2018: loss of $812m).

29	Maturity analysis of assets, liabilities and off-balance sheet commitments
The table on page 330 provides an analysis of consolidated total assets, liabilities and off-balance sheet commitments by residual contractual maturity at the balance sheet date. These balances are included in the maturity analysis as follows:

•
Trading assets and liabilities (including trading derivatives but excluding reverse repos, repos and debt securities in issue) are included in the ‘Due not more than 1 month’ time bucket, because trading balances are typically held for short periods of time.

•
Financial assets and liabilities with no contractual maturity (such as equity securities) are included in the ‘Due over 5 years’ time bucket. Undated or perpetual instruments are classified based on the contractual notice period, which the counterparty of the instrument is entitled to give. Where there is no contractual notice period, undated or perpetual contracts are included in the ‘Due over 5 years’ time bucket.

•	Non-financial assets and liabilities with no contractual maturity are included in the ‘Due over 5 years’ time bucket.

•
Financial instruments included within assets and liabilities of disposal groups held for sale are classified on the basis of the contractual maturity of the underlying instruments and not on the basis of the disposal transaction.

•
Liabilities under insurance contracts are included in the ‘Due over 5 years’ time bucket. Liabilities under investment contracts are classified in accordance with their contractual maturity. Undated investment contracts are included in the ‘Due over 5 years’ time bucket, although such contracts are subject to surrender and transfer options by the policyholders.

•	Loan and other credit-related commitments are classified on the basis of the earliest date they can be drawn down.
HSBC

Maturity analysis of assets, liabilities and off-balance sheet commitments
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	154,099	—	—	—	—	—	—	—	154,099
Items in the course of collection from other banks	4,956	—	—	—	—	—	—	—	4,956
Hong Kong Government certificates of indebtedness	38,380	—	—	—	—	—	—	—	38,380
Trading assets	252,009	644	412	62	452	152	540	—	254,271
Financial assets designated or otherwise mandatorily measured at fair value	4,846	74	381	200	422	780	2,356	34,568	43,627
Derivatives	241,941	150	24	27	22	112	294	425	242,995
Loans and advances to banks	41,554	7,826	4,877	2,592	2,859	6,848	2,005	642	69,203
Loans and advances to customers	190,675	82,379	61,254	36,005	36,755	106,203	227,811	295,661	1,036,743
– personal	51,893	14,547	8,562	7,245	6,931	22,923	66,761	252,275	431,137
– corporate and commercial	118,585	61,629	45,924	25,006	25,069	71,751	147,139	39,958	535,061
– financial	20,197	6,203	6,768	3,754	4,755	11,529	13,911	3,428	70,545
Reverse repurchase agreements – non-trading	164,741	38,997	17,933	8,226	6,305	2,298	2,362	—	240,862
Financial investments	36,128	64,472	35,795	17,485	18,202	48,427	90,193	132,610	443,312
Accrued income and other financial assets	80,661	5,544	2,532	915	495	432	363	2,037	92,979
Financial assets at 31 Dec 2019	1,209,990	200,086	123,208	65,512	65,512	165,252	325,924	465,943	2,621,427
Non-financial assets	—	—	—	—	—	—	—	93,725	93,725
Total assets at 31 Dec 2019	1,209,990	200,086	123,208	65,512	65,512	165,252	325,924	559,668	2,715,152
Off-balance sheet commitments received
Loan and other credit-related commitments	63,199	—	—	—	—	—	—	—	63,199
Financial liabilities
Hong Kong currency notes in circulation	38,380	—	—	—	—	—	—	—	38,380
Deposits by banks	46,397	4,167	2,773	454	844	2,455	876	1,056	59,022
Customer accounts[1]	1,287,358	81,038	38,343	11,530	11,342	5,275	4,075	154	1,439,115
– personal	646,843	49,405	29,320	8,484	6,852	3,631	2,646	71	747,252
– corporate and commercial	479,763	24,214	7,162	2,621	3,009	1,119	1,388	41	519,317
– financial	160,752	7,419	1,861	425	1,481	525	41	42	172,546
Repurchase agreements – non-trading	132,042	3,402	1,579	1,882	59	354	2	1,024	140,344
Items in the course of transmission to other banks	4,817	—	—	—	—	—	—	—	4,817
Trading liabilities	82,130	209	265	148	102	287	29	—	83,170
Financial liabilities designated at fair value	12,844	4,667	4,236	4,552	5,196	26,081	43,534	63,356	164,466
– debt securities in issue: covered bonds	—	—	—	—	1,139	—	2,663	1,159	4,961
– debt securities in issue: unsecured	8,884	2,046	2,946	3,757	3,030	22,950	34,753	47,036	125,402
– subordinated liabilities and preferred securities	23	—	—	—	—	—	2,131	8,396	10,550
– other	3,937	2,621	1,290	795	1,027	3,131	3,987	6,765	23,553
Derivatives	237,901	105	73	10	18	68	540	782	239,497
Debt securities in issue	8,183	17,374	12,799	13,152	11,382	14,572	20,048	7,045	104,555
– covered bonds	—	—	—	—	—	749	998	—	1,747
– otherwise secured	2,015	2	248	161	—	219	958	1,663	5,266
– unsecured	6,168	17,372	12,551	12,991	11,382	13,604	18,092	5,382	97,542
Accruals and other financial liabilities	87,796	9,078	3,914	1,244	2,058	1,592	2,823	2,890	111,395
Subordinated liabilities	1,502	—	22	1,993	100	755	424	19,804	24,600
Total financial liabilities at 31 Dec 2019	1,939,350	120,040	64,004	34,965	31,101	51,439	72,351	96,111	2,409,361
Non-financial liabilities	—	—	—	—	—	—	—	113,123	113,123
Total liabilities at 31 Dec 2019	1,939,350	120,040	64,004	34,965	31,101	51,439	72,351	209,234	2,522,484
Off-balance sheet commitments given
Loan and other credit-related commitments	794,336	600	590	313	551	442	458	318	797,608
– personal	221,952	40	39	56	167	208	392	299	223,153
– corporate and commercial	460,569	117	96	52	381	218	66	19	461,518
– financial	111,815	443	455	205	3	16	—	—	112,937

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash and balances at central banks	162,843	—	—	—	—	—	—	—	162,843
Items in the course of collection from other banks	5,787	—	—	—	—	—	—	—	5,787
Hong Kong Government certificates of indebtedness	35,859	—	—	—	—	—	—	—	35,859
Trading assets	235,443	264	707	744	104	197	671	—	238,130
Financial assets designated at fair value	7,743	49	371	145	334	918	2,415	29,136	41,111
Derivatives	206,925	15	57	79	18	69	328	334	207,825
Loans and advances to banks	40,114	10,421	3,486	2,004	3,282	7,158	4,508	1,194	72,167
Loans and advances to customers	178,613	72,072	58,680	38,394	37,333	101,267	219,841	275,496	981,696
– personal	41,967	8,736	8,237	7,581	7,240	24,942	63,061	229,626	391,390
– corporate and commercial	118,294	58,623	45,918	27,001	25,597	67,093	143,959	42,540	529,025
– financial	18,352	4,713	4,525	3,812	4,496	9,232	12,821	3,330	61,281
Reverse repurchase agreements – non-trading	172,795	41,084	13,308	5,763	3,574	5,253	1,027	—	242,804
Financial investments	40,421	58,731	30,464	15,707	15,357	41,866	92,846	112,041	407,433
Accrued income and other financial assets	62,067	6,893	2,403	561	307	349	731	2,237	75,548
Financial assets at 31 Dec 2018	1,148,610	189,529	109,476	63,397	60,309	157,077	322,367	420,438	2,471,203
Non-financial assets	—	—	—	—	—	—	—	86,921	86,921
Total assets at 31 Dec 2018	1,148,610	189,529	109,476	63,397	60,309	157,077	322,367	507,359	2,558,124
Off-balance sheet commitments received
Loan and other credit-related commitments	73,464	—	—	—	1	3	98	656	74,222
Financial liabilities
Hong Kong currency notes in circulation	35,859	—	—	—	—	—	—	—	35,859
Deposits by banks	42,406	3,457	1,043	784	542	5,558	1,655	886	56,331
Customer accounts[1]	1,225,919	66,990	31,315	17,218	13,760	4,122	3,194	125	1,362,643
– personal	612,325	38,132	21,218	11,483	8,282	2,853	2,623	53	696,969
– corporate and commercial	457,661	22,922	8,029	4,599	4,317	1,092	509	29	499,158
– financial	155,933	5,936	2,068	1,136	1,161	177	62	43	166,516
Repurchase agreements – non-trading	154,383	8,140	1,750	629	73	408	501	—	165,884
Items in the course of transmission to other banks	5,641	—	—	—	—	—	—	—	5,641
Trading liabilities	82,867	251	326	633	81	235	36	2	84,431
Financial liabilities designated at fair value	3,813	4,476	6,878	3,076	3,481	12,545	53,615	60,621	148,505
– debt securities in issue: covered bonds	—	—	205	—	—	1,190	2,721	1,137	5,253
– debt securities in issue: unsecured	981	1,562	2,659	2,290	2,353	9,143	47,443	37,633	104,064
– subordinated liabilities and preferred securities	—	—	2,125	—	—	—	—	12,568	14,693
– other	2,832	2,914	1,889	786	1,128	2,212	3,451	9,283	24,495
Derivatives	203,962	62	135	191	144	560	159	622	205,835
Debt securities in issue	6,777	11,194	12,556	8,075	3,330	10,670	19,713	13,027	85,342
– covered bonds	—	—	—	—	—	—	748	—	748
– otherwise secured	2,166	1,100	30	—	—	394	944	1,412	6,046
– unsecured	4,611	10,094	12,526	8,075	3,330	10,276	18,021	11,615	78,548
Accruals and other financial liabilities	69,958	8,986	3,296	659	1,269	885	1,027	1,300	87,380
Subordinated liabilities	6	89	3	—	—	1,996	1,384	18,959	22,437
Total financial liabilities at 31 Dec 2018	1,831,591	103,645	57,302	31,265	22,680	36,979	81,284	95,542	2,260,288
Non-financial liabilities	—	—	—	—	—	—	—	103,587	103,587
Total liabilities at 31 Dec 2018	1,831,591	103,645	57,302	31,265	22,680	36,979	81,284	199,129	2,363,875
Off-balance sheet commitments given
Loan and other credit-related commitments	769,311	5,281	941	1,972	1,257	361	731	412	780,266
– personal	203,622	974	59	32	201	280	556	331	206,055
– corporate and commercial	441,199	2,694	799	1,895	974	34	150	73	447,818
– financial	124,490	1,613	83	45	82	47	25	8	126,393

1	‘Customer accounts’ includes $408,090m (2018: $364,729m) insured by guarantee schemes.
HSBC Holdings

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	2,382	—	—	—	—	—	—	—	2,382
Derivatives	596	—	—	—	—	—	230	1,176	2,002
Loans and advances to HSBC undertakings	102	672	120	25	—	600	1,909	6,790	10,218
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value	—	—	—	—	—	458	24,845	36,661	61,964
Financial investments	2,754	3,493	1,873	2,251	2,721	3,014	—	—	16,106
Accrued income and other financial assets	93	277	97	48	16	12	—	—	543
Total financial assets at 31 Dec 2019	5,927	4,442	2,090	2,324	2,737	4,084	26,984	44,627	93,215
Non-financial assets	—	—	—	—	—	—	—	162,025	162,025
Total assets at 31 Dec 2019	5,927	4,442	2,090	2,324	2,737	4,084	26,984	206,652	255,240
Financial liabilities
Amounts owed to HSBC undertakings	—	464	—	—	—	—	—	—	464
Financial liabilities designated at fair value	—	—	—	—	—	5,651	6,710	17,942	30,303
– debt securities in issue	—	—	—	—	—	5,651	6,710	12,326	24,687
– subordinated liabilities and preferred securities	—	—	—	—	—	—	—	5,616	5,616
Derivatives	1,838	—	—	—	—	20	85	78	2,021
Debt securities in issue	—	—	—	—	—	10,134	23,786	22,924	56,844
Accruals and other financial liabilities	900	574	303	55	10	—	—	35	1,877
Subordinated liabilities	1,503	—	—	—	—	—	2,076	14,782	18,361
31 Dec 2019	4,241	1,038	303	55	10	15,805	32,657	55,761	109,870
Non-financial liabilities	—	—	—	—	—	—	—	326	326
Total liabilities at 31 Dec 2019	4,241	1,038	303	55	10	15,805	32,657	56,087	110,196
Off-balance sheet commitments given
Undrawn formal standby facilities, credit lines and other commitments to lend	—	—	—	—	—	—	—	—	—

Maturity analysis of assets, liabilities and off-balance sheet commitments (continued)
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 6 months	Due over 6 months but not more than 9 months	Due over 9 months but not more than 1 year	Due over 1 year but not more than 2 years	Due over 2 years but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Cash at bank and in hand:
– balances with HSBC undertakings	3,509	—	—	—	—	—	—	—	3,509
Derivatives	540	—	—	—	—	—	—	167	707
Loans and advances to HSBC undertakings	3,052	11,563	158	968	1	—	14,062	26,340	56,144
Loans and advances to HSBC undertakings designated at fair value	—	—	—	—	—	—	8,116	15,397	23,513
Financial investments in HSBC undertakings	—	—	—	—	—	—	—	—	—
Accrued income and other financial assets	33	27	—	—	—	—		—	60
Total financial assets at 31 Dec 2018	7,134	11,590	158	968	1	—	22,178	41,904	83,933
Non-financial assets	—	—	—	—	—	—	—	161,248	161,248
Total assets at 31 Dec 2018	7,134	11,590	158	968	1	—	22,178	203,152	245,181
Financial liabilities
Amounts owed to HSBC undertakings	—	949	—	—	—	—	—	—	949
Financial liabilities designated at fair value	—	—	2,125	—	—	—	12,306	10,618	25,049
– debt securities in issue	—	—	—	—	—	—	12,306	5,461	17,767
– subordinated liabilities and preferred securities	—	—	2,125	—	—	—	—	5,157	7,282
Derivatives	1,321	—	—	—	—	—	339	499	2,159
Debt securities in issue	—	—	—	—	—	—	23,770	27,030	50,800
Accruals and other financial liabilities	319	353	188	36	5	—	—	41	942
Subordinated liabilities	—	—	—	—	—	—	—	17,715	17,715
Total financial liabilities at 31 Dec 2018	1,640	1,302	2,313	36	5	—	36,415	55,903	97,614
Non-financial liabilities	—	—	—	—	—	—	—	214	214
Total liabilities at 31 Dec 2018	1,640	1,302	2,313	36	5	—	36,415	56,117	97,828
Off-balance sheet commitments given
Undrawn formal standby facilities, credit lines and other commitments to lend	—	—	—	—	—	—	—	—	—
Contractual maturity of financial liabilities
The following table shows, on an undiscounted basis, all cash flows relating to principal and future coupon payments (except for trading liabilities and derivatives not treated as hedging derivatives). For this reason, balances in the following table do not agree directly with those in our consolidated balance sheet. Undiscounted cash flows payable in relation to hedging derivative liabilities are classified according to their contractual maturities. Trading liabilities and derivatives not treated as hedging derivatives are included in the ‘Due not more than 1 month’ time bucket and not by contractual maturity.
In addition, loans and other credit-related commitments and financial guarantees are generally not recognised on our balance sheet. The undiscounted cash flows potentially payable under loan and other credit-related commitments and financial guarantees are classified on the basis of the earliest date they can be called.

Cash flows payable by HSBC under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	$m	$m	$m	$m	$m	$m
Deposits by banks	46,471	4,167	4,227	3,371	1,084	59,320
Customer accounts	1,288,577	81,037	62,105	9,900	191	1,441,810
Repurchase agreements – non-trading	132,156	3,403	3,565	368	1,036	140,528
Trading liabilities	83,170	—	—	—	—	83,170
Financial liabilities designated at fair value	13,447	4,666	14,747	76,155	68,045	177,060
Derivatives	237,897	105	522	1,076	1,691	241,291
Debt securities in issue	8,757	17,374	38,423	36,584	8,177	109,315
Subordinated liabilities	1,847	—	2,908	5,197	27,892	37,844
Other financial liabilities	127,898	9,079	6,792	5,637	2,992	152,398
	1,940,220	119,831	133,289	138,288	111,108	2,442,736
Loan and other credit-related commitments	795,243	601	561	886	317	797,608
Financial guarantees[1]	20,007	37	102	68	—	20,214
At 31 Dec 2019	2,755,470	120,469	133,952	139,242	111,425	3,260,558
Proportion of cash flows payable in period	85%	4%	4%	4%	3%

Deposits by banks	42,569	3,457	2,419	7,507	556	56,508
Customer accounts	1,226,828	66,990	62,963	7,617	130	1,364,528
Repurchase agreements – non-trading	154,541	8,140	2,487	950	—	166,118
Trading liabilities	84,431	—	—	—	—	84,431
Financial liabilities designated at fair value	4,478	4,476	15,591	75,578	89,261	189,384
Derivatives	204,360	62	927	2,065	1,323	208,737
Debt securities in issue	7,295	11,194	24,902	36,599	13,656	93,646
Subordinated liabilities	349	89	793	7,600	27,670	36,501
Other financial liabilities	110,337	8,987	4,694	2,367	1,260	127,645
	1,835,188	103,395	114,776	140,283	133,856	2,327,498
Loan and other credit-related commitments	772,557	5,279	1,109	944	377	780,266
Financial guarantees[1]	22,942	113	289	160	14	23,518
At 31 Dec 2018	2,630,687	108,787	116,174	141,387	134,247	3,131,282
Proportion of cash flows payable in period	84%	3%	4%	5%	4%

1	Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
HSBC Holdings
HSBC Holdings’ primary sources of liquidity are dividends received from subsidiaries, interest on and repayment of intra-Group loans and securities, and interest earned on its own liquid funds. HSBC Holdings also raises funds in the debt capital markets to meet the Group’s minimum requirement for own funds and eligible liabilities. HSBC Holdings uses this liquidity to meet its obligations, including interest and principal repayments on external debt liabilities, operating expenses and collateral on derivative transactions.
HSBC Holdings is also subject to contingent liquidity risk by virtue of credit-related commitments and guarantees and similar contracts issued relating to its subsidiaries. Such commitments and guarantees are only issued after due consideration of HSBC Holdings’ ability to finance the commitments and guarantees and the likelihood of the need arising.
HSBC Holdings actively manages the cash flows from its subsidiaries to optimise the amount of cash held at the holding company level. During 2019, consistent with the Group’s capital plan, the Group’s subsidiaries did not experience any significant restrictions on paying dividends or repaying loans and advances. Also, there are no foreseen restrictions envisaged with regard to planned dividends or payments. However, the ability of subsidiaries to pay dividends or advance monies to HSBC Holdings depends on, among other things, their respective local regulatory capital and banking requirements, exchange controls, statutory reserves, and financial and operating performance.
HSBC Holdings currently has sufficient liquidity to meet its present requirements.
Liquidity risk in HSBC Holdings is overseen by Holdings ALCO. This risk arises because of HSBC Holdings’ obligation to make payments to debt holders as they fall due and to pay its operating expenses. The liquidity risk related to these cash flows is managed by matching external debt obligations with internal loan cash flows and by maintaining an appropriate liquidity buffer that is monitored by Holdings ALCO.
The balances in the following table are not directly comparable with those on the balance sheet of HSBC Holdings as the table incorporates, on an undiscounted basis, all cash flows relating to principal and future coupon payments (except for derivatives not treated as hedging derivatives). Undiscounted cash flows payable in relation to hedging derivative liabilities are classified according to their contractual maturities. Derivatives not treated as hedging derivatives are included in the ‘On demand’ time bucket.
In addition, loan commitments and financial guarantees and similar contracts are generally not recognised on our balance sheet. The undiscounted cash flows potentially payable under financial guarantees and similar contracts are classified on the basis of the earliest date on which they can be called.

Cash flows payable by HSBC Holdings under financial liabilities by remaining contractual maturities
		Due not more than 1 month	Due over 1 month but not more than 3 months	Due over 3 months but not more than 1 year	Due over 1 year but not more than 5 years	Due over 5 years	Total
	Footnotes	$m	$m	$m	$m	$m	$m
Amounts owed to HSBC undertakings		—	464	—	—	—	464
Financial liabilities designated at fair value		88	168	784	14,776	18,184	34,000
Derivatives		1,838	—	—	105	78	2,021
Debt securities in issue		128	244	1,137	38,690	25,310	65,509
Subordinated liabilities		1,588	154	718	5,743	21,533	29,736
Other financial liabilities		956	519	365	—	—	1,840
		4,598	1,549	3,004	59,314	65,105	133,570
Loan commitments		—	—	—	—	—	—
Financial guarantees	1	11,061	—	—	—	—	11,061
At 31 Dec 2019		15,659	1,549	3,004	59,314	65,105	144,631

Amounts owed to HSBC undertakings		—	949	—	—	—	949
Financial liabilities designated at fair value		—	237	2,656	14,384	11,653	28,930
Derivatives		1,321	—	—	339	499	2,159
Debt securities in issue		—	379	1,159	29,178	30,801	61,517
Subordinated liabilities		—	248	757	4,019	25,311	30,335
Other financial liabilities		—	675	228	—	—	903
		1,321	2,488	4,800	47,920	68,264	124,793
Loan commitments		—	—	—	—	—	—
Financial guarantees	1	8,627	—	—	—	—	8,627
At 31 Dec 2018		9,948	2,488	4,800	47,920	68,264	133,420

1	Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.

30	Offsetting of financial assets and financial liabilities
In the following table, the ‘Amounts not set off in the balance sheet’ include transactions where:

•
the counterparty has an offsetting exposure with HSBC and a master netting or similar arrangement is in place with a right to set off only in the event of default, insolvency or bankruptcy, or the offset criteria are otherwise not satisfied; and

•	in the case of derivatives and reverse repurchase/repurchase, stock borrowing/lending and similar agreements, cash and non-cash collateral has been received/pledged.
For risk management purposes, the net amounts of loans and advances to customers are subject to limits, which are monitored and the relevant customer agreements are subject to review and updated, as necessary, to ensure the legal right to set off remains appropriate.

Offsetting of financial assets and financial liabilities
		Amounts subject to enforceable netting arrangements							Amounts not subject to enforceable netting arrangements[5]	Total
					Amounts not set off in the balance sheet
		Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments	Non-cash collateral	Cash collateral	Net amount
	Footnotes	$m	$m	$m	$m	$m	$m	$m	$m	$m
Financial assets
Derivatives (Note 15)	1	277,261	(41,739)	235,522	(171,371)	(13,095)	(47,404)	3,652	7,473	242,995
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		21,465	(280)	21,185	(1,553)	(19,630)	—	2	165	21,350
– non-trading assets		348,561	(134,772)	213,789	(28,826)	(184,495)	(189)	279	27,549	241,338
Loans and advances to customers	3	33,039	(10,128)	22,911	(18,893)	—	—	4,018	735	23,646
At 31 Dec 2019		680,326	(186,919)	493,407	(220,643)	(217,220)	(47,593)	7,951	35,922	529,329

Derivatives (Note 15)	1	250,275	(49,711)	200,564	(145,785)	(9,986)	(38,031)	6,762	7,261	207,825
Reverse repos, stock borrowing and similar agreements classified as:	2
– trading assets		18,217	(790)	17,427	(1,244)	(16,179)	—	4	853	18,280
– non-trading assets		372,358	(167,313)	205,045	(21,788)	(182,995)	(100)	162	37,759	242,804
Loans and advances to customers	3	40,534	(12,468)	28,066	(21,245)	—	—	6,821	536	28,602
At 31 Dec 2018		681,384	(230,282)	451,102	(190,062)	(209,160)	(38,131)	13,749	46,409	497,511

Financial liabilities
Derivatives (Note 15)	1	275,286	(41,739)	233,547	(171,371)	(20,137)	(37,844)	4,195	5,950	239,497
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		10,494	(280)	10,214	(1,553)	(8,656)	—	5	46	10,260
– non-trading liabilities		232,675	(134,772)	97,903	(28,826)	(68,638)	(357)	82	42,441	140,344
Customer accounts	4	36,750	(10,128)	26,622	(18,893)	—	—	7,729	31	26,653
At 31 Dec 2019		555,205	(186,919)	368,286	(220,643)	(97,431)	(38,201)	12,011	48,468	416,754

Derivatives (Note 15)	1	248,123	(49,711)	198,412	(145,785)	(14,895)	(29,998)	7,734	7,423	205,835
Repos, stock lending and similar agreements classified as:	2
– trading liabilities		13,169	(790)	12,379	(1,244)	(11,133)	—	2	114	12,493
– non-trading liabilities		274,367	(167,313)	107,054	(21,788)	(85,087)	(164)	15	58,830	165,884
Customer accounts	4	40,286	(12,468)	27,818	(21,245)	—	—	6,573	11	27,829
At 31 Dec 2018		575,945	(230,282)	345,663	(190,062)	(111,115)	(30,162)	14,324	66,378	412,041

1
At 31 December 2019, the amount of cash margin received that had been offset against the gross derivatives assets was $2,350m (2018: $3,935m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was $8,303m (2018: $5,888m).

2
For the amount of repos, reverse repos, stock lending, stock borrowing and similar agreements recognised on the balance sheet within ‘Trading assets’ $21,350m (2018: $18,280m) and ‘Trading liabilities’ $10,260m (2018: $12,493m), see the ‘Funding sources and uses’ table on page 169.

3	At 31 December 2019, the total amount of ‘Loans and advances to customers’ was $1,036,743m (2018: $981,696m), of which $22,911m (2018: $28,066m) was subject to offsetting.

4	At 31 December 2019, the total amount of ‘Customer accounts’ was $1,439,115m (2018: $1,362,643m), of which $26,622m (2018: $27,818m) was subject to offsetting.

5	These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.